                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter                           June 30, 2004
Ended:
                                                                 --------------

Check here if Amendment / /                Amendment Number:

      This Amendment (Check only one.):           / / is a restatement.
                                                  / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Asset Management, Inc.
          ----------------------------------------------------------
Address:   1125 South 103rd Street, Suite 450
          ----------------------------------------------------------
           Omaha, Nebraska
          ----------------------------------------------------------
           68124
          ----------------------------------------------------------

Form 13F File Number:   28- 05489
                           -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard L. Jarvis
          ----------------------------------------------------------
Title:     Chairman
          ----------------------------------------------------------
Phone:     (402) 393-8281
          ----------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Richard L. Jarvis           Omaha, Nebraska               8/6/04
    ------------------------         -----------------             --------
           [Signature]                 [City, State]                [Date]

Report type (Check only one.):

/X/   13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
      manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number               Name

           28-
              -----------------             ---------------------------------
          [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                            ---------------------

Form 13F Information Table Entry Total:       82
                                            ---------------------

Form 13F Information Table Value Total:       $209016
                                            ---------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.            Form 13F File Number      Name

          NONE        28-
         --------        ------------------        --------------------------

          [Repeat as necessary.]

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McCarthy Group Asset Management, Inc
FORM 13F
30-Jun-04

                                                                                              VOTING AUTHORITY
                                TITLE
                                OF                VALUE     SHARES/    SH/   PUT/  INVSTMT    OTHER
NAME OF ISSUER                  CLASS  CUSIP      (X$1000)  PRN AMT    PRN   CALL  DSCRETN    MANAGERS SOLE    SHARED NONE
Allmerica Financial Corp        COM    019754100     1985       58725  SH          Defined            57255           1470
Alltel Corp                     COM    020039103     2351       46453  SH          Defined            42185           4268
Apache Corp.                    COM    037411105      551       12650  SH          Defined            12650
Apria Healthcare Group Inc.     COM    037933108     1553       54100  SH          Defined            53600            500
Archstone-Smith Trust           COM    039583109      249        8500  SH          Defined             8500
Avalonbay Communities Inc       COM    053484101      285        5051  SH          Defined             5051
Berkshire Hathaway Inc Cl B     COM    084670207     5224        1768  SH          Defined             1670             98
H & R Block Inc                 COM    093671105      322        6755  SH          Defined             6755
Boston Properties, Inc.         COM    101121101      369        7374  SH          Defined             7249            125
Cantel Medical Corporation      COM    138098108      526       24387  SH          Defined            24160            227
Caremark Rx Inc                 COM    141705103     4770      144806  SH          Defined           134717          10089
Carnival Cruise Lines - Cl A    COM    143658300      260        5537  SH          Defined             4207           1330
Cendant Corp                    COM    151313103     3045      124392  SH          Defined           118020           6372
Century Telephone Enterprise I  COM    156700106     2272       75625  SH          Defined            71815           3810
Conmed Corp                     COM    207410101     2128       77673  SH          Defined            75381           2292
Convergys Corp                  COM    212485106     3572      231927  SH          Defined           225169           6758
Emmis Communications Corp Cl A  COM    291525103     2372      113055  SH          Defined           108930           4125
Freddie Mac                     COM    313400301     1724       27243  SH          Defined            26050           1193
First Data Corp                 COM    319963104     5379      120819  SH          Defined           111322           9497
First Health Group Cp Com       COM    320960107     2513      160962  SH          Defined           155087           5875
Hilb, Rogal & Hobbs, Inc.       COM    431294107     1588       44500  SH          Defined            44500
Horace Mann Educators           COM    440327104     1555       88949  SH          Defined            87397           1552
Insituform Technologies Class   COM    457667103     1251       76909  SH          Defined            75681           1228
Intuit, Inc.                    COM    461202103     1344       34835  SH          Defined            32281           2554
iShares Lehman Aggregate Bond   COM    464287226      940        9349  SH          Defined             8625            724
Ishares Dj Us Real Estate       COM    464287739     5205       51517  SH          Defined            51517
Ishares S & P Small Cap 600     COM    464287804     1075        7300  SH          Defined             7300
Johnson & Johnson               COM    478160104     5477       98336  SH          Defined            91346           6990
Kaydon Corp.                    COM    486587108     1865       60300  SH          Defined            59800            500
Kroger Co                       COM    501044101     5208      286173  SH          Defined           267713          18460
La-Z-Boy, Inc.                  COM    505336107     2041      113503  SH          Defined           108848           4655
Liberty Media Corp Cl A         COM    530718105     4367      485738  SH          Defined           434604          51134
Liberty Media International In  COM    530719103      903       24332  SH          Defined            21712           2620
Merck & Co                      COM    589331107     2541       53491  SH          Defined            51493           1998
Mohawk Industries Inc.          COM    608190104     1371       18695  SH          Defined            17350           1345
NCO Group Inc                   COM    628858102     2112       79121  SH          Defined            76297           2824
Newell Rubbermaid Inc           COM    651229106     2026       86200  SH          Defined            82650           3550
Newfield Exploration Cos        COM    651290108     2171       38951  SH          Defined            38216            735
Novastar Financial, Inc.        COM    669947400     3587       94500  SH          Defined            94500
Novell Inc                      COM    670006105     1703      202980  SH          Defined           198066           4914
Omnicare Inc                    COM    681904108     2535       59226  SH          Defined            55538           3688
Papa Johns Intl Inc             COM    698813102     1703       57661  SH          Defined            55473           2188
Penney J C Inc                  COM    708160106     3142       83211  SH          Defined            81028           2183
Pfizer Inc                      COM    717081103      288        8395  SH          Defined             7440            955
Protective Life Corp.           COM    743674103     1917       49585  SH          Defined            47892           1693
Redwood Trust, Inc.             COM    758075402     2037       36576  SH          Defined            34771           1805
Republic Services Inc           COM    760759100     4749      164092  SH          Defined           156171           7921
Schering Plough Corp            COM    806605101     6212      336129  SH          Defined           314029          22100


Scotts Co Cl A                  COM    810186106     1929       30191  SH          Defined            29266            925
Shaw Group Inc                  COM    820280105     1741      171879  SH          Defined           165581           6298
Stewart Enterprises Inc Cl. A   COM    860370105     9980     1226015  SH          Defined          1215953          10062
Suntrust Banks Inc              COM    867914103      300        4612  SH          Defined             4612
3Com Corporation                COM    885535104     4021      643428  SH          Defined           610603          32825
Tidewater Inc.                  COM    886423102      504       16900  SH          Defined            16900
Time Warner Inc                 COM    887317105     4110      233813  SH          Defined           208617          25196
Tyco Intl Ltd                   COM    902124106     6105      184229  SH          Defined           167005          17224
U.S. Bancorp                    COM    902973304      270        9803  SH          Defined             6930           2873
United Fire & Casualty Co.      COM    910331107      578       10000  SH          Defined            10000
Wash Mutual Inc                 COM    939322103     4524      117074  SH          Defined           109735           7339
Waste Connections Inc           COM    941053100     2756       92927  SH          Defined            89584           3343
AmerisourceBergen Corp          COM    03073e105     1769       29585  SH          Defined            27427           2158
Apogent Technologies Inc        COM    03760a101     4339      135588  SH          Defined           127533           8055
Benchmark Electronics           COM    08160h101     1685       57900  SH          Defined            57900
Coinstar Inc                    COM    19259p300     3233      147134  SH          Defined           142607           4527
Comcast Corporation Class A     COM    20030n101     4886      173874  SH          Defined           161139          12735
Comverse Technologies CV        CONV   205862AJ4       63       65000  PRN         Defined                           65000
Devon Energy Corporation        COM    25179M103     3057       46322  SH          Defined            44347           1975
FEI Company                     CONV   30241LAB5      153      150000  PRN         Defined            60000          90000
Firstservice Corp               COM    33761n109     1646       65824  SH          Defined            65824
Grant Prideco                   COM    38821g101      724       39200  SH          Defined            39200
ITT Educational Services, Inc.  COM    45068b109     1702       44760  SH          Defined            44760
Interpublic Group               CONV   460690AJ9      365      390000  PRN         Defined           310000          80000
Intrado, Inc.                   COM    46117a100     1128       70123  SH          Defined            67302           2821
Jones Lang LaSalle Inc.         COM    48020q107     2267       83650  SH          Defined            80765           2885
Laboratory Corporation Of Amer  COM    50540r409     5323      134078  SH          Defined           123804          10274
Level 3 Communications, Inc.    COM    52729n100       47       13471  SH          Defined             5271           8200
Manpower Inc                    COM    56418H100      812       15999  SH          Defined            15015            984
Netiq Corp                      COM    64115p102     2401      181880  SH          Defined           177214           4666
Standard & Poor's 500 Deposito  COM    78462f103    16132      140853  SH          Defined           140853
Sensient Technologies Corp      COM    81725t100     1746       81300  SH          Defined            81300
Waste Management                COM    94106l109     3639      118715  SH          Defined           110069           8646
Fresh Del Monte Produce Inc.    COM    G36738105     2721      107686  SH          Defined           103704           3982
REPORT SUMMARY                     82 DATA RECORDS 209016              0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED